Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognised under IFRS 16
Fixed consideration – leasing component	$ 4,565,292	$ 8,423,241	$ 16,846,481	$ 14,586,315	$ 62,995
Revenue recognised under IFRS 15
Fixed consideration – service component	7,551,956	3,556,479	7,112,959	6,158,667	26,598
Ancillary services	10,776,627	10,062,967	20,125,934	15,094,286
Revenue recognised	18,328,583	13,619,446	27,238,893	21,252,953	26,598
Total revenue	$ 22,893,875	$ 22,042,687	$ 44,085,374	$ 35,839,268	$ 89,593